SHARE CAPITAL AND SHARE-BASED PAYMENTS - Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments of Cash Settled RSUs Outstanding (Details) - Equinox Gold Restricted Share Unit Plan - shares
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Settled Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	1,095,435	899,667
Granted (in shares)	685,300	650,400
Settled (in shares)	(459,779)	(305,631)
Forfeited (in shares)	(142,588)	(149,001)
Outstanding - ending balance (in shares)	1,178,368	1,095,435
Cash Settled Performance Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	709,000	737,200
Granted (in shares)	96,200	43,800
Settled (in shares)	(580,000)	0
Forfeited (in shares)	(107,800)	(72,000)
Outstanding - ending balance (in shares)	117,400	709,000